CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement
Depreciation	$ 97,561	$ 157,059
Filing and regulatory fees	320,211	346,346
Office and administration	837,280	647,490
Professional fees	681,191	883,212
Share-based payments	2,274,984	2,453,140
Shareholder communication and travel	717,129	731,939
Wages and benefits	2,542,418	4,423,604
CORPORATE EXPENSES	7,470,774	9,642,790
Foreign exchange loss	1,354	3,868
Interest income	(1,968,352)	(2,676,508)
Gain on marketable securities	(2,384,014)	(48,320)
LOSS AND COMPREHENSIVE LOSS	$ 3,119,762	$ 6,921,830
Basic loss per share	$ 0.02	$ 0.04
Diluted loss per share	$ 0.02	$ 0.04
Weighted average number of common shares outstanding	200,690,696	187,910,004